Acquisitions	12 Months Ended
Dec. 31, 2015
Acquisitions
Acquisitions

3.Acquisitions

As described in Note 1, the acquisition of IGT was completed on April 7, 2015 (the “Acquisition Date”). IGT is a global gaming company specializing in the design, development, manufacture and marketing of casino-style gaming equipment, systems technology and game content across multiple platforms — land-based, online real money and social gaming. The acquisition of IGT established IGT PLC as the world’s leading end-to-end gaming company, uniquely positioned to capitalize on opportunities in global gaming markets. IGT PLC combines best-in-class content, operator capabilities and interactive solutions, joining IGT’s leading game library and manufacturing and operating capabilities with GTECH’s gaming operations, lottery technology and services.

Total acquisition consideration of $4.5 billion consisted of $3.6 billion cash consideration and $0.9 billion equity consideration. Consistent with the terms of the transaction, equity consideration was determined based on the average of the volume-weighted average prices of GTECH common shares on the Italian Stock Exchange, converted to the US dollar equivalent, for ten randomly selected days within the period of 20 consecutive trading days ending on the second full trading day prior to the Acquisition Date. Under the terms of the transaction, IGT shareholders received 45.3 million IGT PLC common shares, and IGT employees received 1.4 million IGT PLC restricted stock units. The Company utilized the closing stock price immediately prior to the merger and the number of shares issued to determine the fair value of the consideration.

Equity consideration included the fair value of shares vested and outstanding immediately prior to the Acquisition Date of $917.3 million and the portion of outstanding restricted stock units deemed to have been earned as of the Acquisition Date of $11.6 million. The portion of outstanding restricted stock units deemed not to have been earned as of the Acquisition Date of $16.2 million are being expensed over the remaining future vesting period.

The transaction was accounted for as a business combination using the acquisition method of accounting.  This method requires that the assets acquired and liabilities assumed be recognized at their fair values as of the Acquisition Date. The following table summarizes the initial allocation of the consideration to the fair values of the assets acquired and liabilities assumed at the Acquisition Date. The Company is in process of finalizing the valuation of tax assets and liabilities and accordingly the amounts below are subject to change.

($ thousands)
Purchase Price Allocation:
Cash consideration	3,616,410
Equity consideration	928,884

Total purchase price	4,545,294

Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	374,995
Restricted cash	56,656
Trade and other receivables	237,488
Inventories	95,562
Other current assets	361,003
Systems, equipment and other assets related to contracts	126,524
Property, plant and equipment	336,044
Intangible assets	2,960,000
Other non-current assets	628,620
Deferred income taxes	243,342
Accounts payable	(75,814)
Other current liabilities	(379,968)
Long-term debt, less current portion	(1,937,942)
Deferred income taxes	(1,070,292)
Other non-current liabilities	(356,756)

1,599,462

Goodwill	2,945,832

The cash outflow associated with the IGT acquisition is summarized as follows:

($ thousands)
Cash payment for IGT shares outstanding	3,572,968
Cash payment for IGT employee stock awards	43,442

3,616,410
Less cash acquired	(374,995)

Net cash outflow	3,241,415

The fair values of acquired intangible assets as of the Acquisition Date along with the weighted-average useful lives over which the finite-lived intangibles are being amortized on a straight-line basis (which approximates their economic use) are as follows:

		Weighted
		Average
		Useful Life
($ thousands)	Fair Value	in Years

Customer relationships	1,715,000	14.8
Game library	360,000	2.5
Corporate trademarks	340,000	Indefinite
Computer software	275,000	9.4
Developed technologies	180,000	3.8
Product trademarks	90,000	7.3

	2,960,000

The Company incurred $49.4 million and $44.0 million of legal, accounting and other professional fees and expenses in 2015 and 2014, respectively, related to the IGT acquisition. These expenses are included in the consolidated statement of operations in the line item entitled “Transaction expense, net.”

The Company’s consolidated financial statements for the year ended December 31, 2015 include IGT’s results of operations from April 7, 2015 through December 31, 2015. Revenue and operating loss attributable to IGT during this period total $1.3 billion and $45.4 million, respectively. The $45.4 million operating loss includes $276.0 million of acquired intangible assets amortization which are a direct result of the IGT acquisition.

The following unaudited, pro forma financial information presents the combined results of operations as if the acquisition had been completed on January 1, 2014, the beginning of the comparable prior annual period. This pro forma information is provided for illustrative purposes only and is not necessarily indicative of the results that would have been obtained if the acquisition had occurred on the date assumed or that may occur in the future, and does not reflect synergies, integration costs, or other such costs or savings.

	For the year ended December 31,
($ thousands)	2015	2014

Revenue	5,105,159	5,779,872
Net (loss) income	(61,946)	67,720

This pro forma financial information is based on historical results of operations adjusted for:

(i)	amortization of the fair value of intangible assets acquired;
(ii)	interest expense reflecting the changes to the Company’s debt structure directly attributable to the acquisition;
(iii)	non-recurring transaction expenses and debt extinguishment costs directly attributable to the acquisition; and
(iv)	the associated tax impact of these pro forma adjustments at an average rate of 32.0%.

The pro forma results for 2015 presented above exclude $49.4 million of pre-tax transaction expenses and $36.5 million of pre-tax debt extinguishment costs recognized on the consolidated statement of operations.

The pro forma results for 2014 presented above exclude $44.0 million of pre-tax transaction expenses recognized in the consolidated statement of operations.